Significant Accounting Policies and Basis of Preparation (Detail Textuals) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Jan. 31, 2019
Significant Accounting Policies and Basis of Preparation [Abstract]
Increase in total assets due to recognition of right-of-use assets	$ 2.2
Increase in total liabilities due to recognition of lease liabilities	$ 2.2
Incremental borrowing rate on discounted lease payments		1.00%